Employees' Retirement Benefits (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pension Plans, Defined Benefit [Member]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans		28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		50
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		20
Defined benefit plan, accumulated benefit obligation		¥ 2,075,456	¥ 2,147,506
Net actuarial loss	16,524
Net actuarial loss		351,345	314,466
Transition obligation	169
Prior service cost	(15,738)
Defined benefit plan, target allocation percentage of assets, domestic bonds		41.50%
Defined benefit plan, target allocation percentage of assets, domestic stocks		23.00%
Defined benefit plan, target allocation percentage of assets, foreign bonds		15.00%
Defined benefit plan, target allocation percentage of assets, foreign stocks		10.00%
Defined benefit plan, target allocation percentage of assets, life insurance company general accounts		10.50%
Defined benefit plan, fair value of domestic stocks		7,109	8,155
Defined benefit plan, domestic stocks percentage		0.70%	0.70%
Defined benefit plan, estimated future employer contributions in next fiscal year, description		71,881
Multiemployer plan, period contributions		121,025	121,464	120,718
NTT CDBP [Member]
Defined benefit plan, accumulated benefit obligation		1,202,602	1,145,687
Net actuarial loss	(17,232)	191,578	123,579
Prior service cost	(3,857)
Defined benefit plan, target allocation percentage of assets, domestic bonds		44.30%
Defined benefit plan, target allocation percentage of assets, domestic stocks		25.00%
Defined benefit plan, target allocation percentage of assets, foreign bonds		10.00%
Defined benefit plan, target allocation percentage of assets, foreign stocks		15.00%
Defined benefit plan, target allocation percentage of assets, life insurance company general accounts		5.70%
Defined benefit plan, fair value of domestic stocks		6,974	5,375
Defined benefit plan, domestic stocks percentage		0.80%	0.60%
Defined benefit plan, estimated future employer contributions in next fiscal year, description		7,470
Multiemployer plan, period contributions		¥ 55,070	¥ 56,927	¥ 58,839